FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Schedule of financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,329	$3,329
Accounts and other receivable, net (current and non-current)	—	—	7,148	7,148
Financial assets (current and non-current) (1)	878	4,572	6,208	11,658
Total	$878	$4,572	$16,685	$22,135
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$191	$167	$6,652	$7,010
Borrowings (current and non-current)	—	—	43,609	43,609
Total	$191	$167	$50,261	$50,619
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 4(a) below.
(2)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,756 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current)	—	—	6,279	6,279
Financial assets (current and non-current) (1)	937	4,767	6,667	12,371
Total	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (1) (2)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenues, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,140 million.

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current
Marketable securities	$573	$571
Restricted cash	75	165
Derivative assets	190	185
Loans and notes receivable	306	396
Other financial assets (1)	265	220
Total current	$1,409	$1,537
Non-current
Marketable securities	$2,396	$2,333
Restricted cash	65	63
Derivative assets	179	337
Loans and notes receivable (2)	5,402	5,734
Other financial assets (1)	2,207	2,367
Total non-current	$10,249	$10,834
____________________________________
(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership’s residential mortgage insurer and convertible preferred shares held in the partnership’s audience measurement operation.
(2)Loans and notes receivable includes $4,678 million (December 31, 2024: $5,014 million) of mortgage receivables related to the partnership’s Australian asset manager and lender.

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Current, net	$6,191	$5,178
Non-current, net
Accounts receivable	191	449
Retainer on customer contract	69	55
Billing rights	697	597
Total non-current, net	$957	$1,101
Total (1)	$7,148	$6,279
_________________________________
(1)Includes a receivable of $1,856 million (December 31, 2024: $1,341 million) related to tax benefits at the partnership’s advanced energy storage operation. Refer to Note 2(b)(i) for additional information.

Schedule of financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2025:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,329	$3,329
Accounts and other receivable, net (current and non-current)	—	—	7,148	7,148
Financial assets (current and non-current) (1)	878	4,572	6,208	11,658
Total	$878	$4,572	$16,685	$22,135
Financial liabilities
Accounts payable and other (current and non-current) (1) (2)	$191	$167	$6,652	$7,010
Borrowings (current and non-current)	—	—	43,609	43,609
Total	$191	$167	$50,261	$50,619
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging activities in Note 4(a) below.
(2)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,756 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2024:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$3,239	$3,239
Accounts and other receivable, net (current and non-current)	—	—	6,279	6,279
Financial assets (current and non-current) (1)	937	4,767	6,667	12,371
Total	$937	$4,767	$16,185	$21,889
Financial liabilities
Accounts payable and other (1) (2)	$170	$187	$8,194	$8,551
Borrowings (current and non-current)	—	—	38,862	38,862
Total	$170	$187	$47,056	$47,413
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Includes derivative liabilities and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenues, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $8,140 million.

Schedule of carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2025 and December 31, 2024:

	June 30, 2025			December 31, 2024
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$27	$—	$—	$60	$—	$—
Corporate and government bonds	30	3,133	—	21	3,033	249
Derivative assets	—	369	—	—	522	—
Other financial assets (1)	305	651	935	441	634	744
	$362	$4,153	$935	$522	$4,189	$993
Financial liabilities
Derivative liabilities	$—	$332	$—	$—	$332	$—
Other financial liabilities	—	—	26	—	—	25
	$—	$332	$26	$—	$332	$25
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily convertible preferred securities in the partnership’s audience measurement operation and secured debentures.

Schedule of carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2025 and December 31, 2024:

	June 30, 2025			December 31, 2024
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$27	$—	$—	$60	$—	$—
Corporate and government bonds	30	3,133	—	21	3,033	249
Derivative assets	—	369	—	—	522	—
Other financial assets (1)	305	651	935	441	634	744
	$362	$4,153	$935	$522	$4,189	$993
Financial liabilities
Derivative liabilities	$—	$332	$—	$—	$332	$—
Other financial liabilities	—	—	26	—	—	25
	$—	$332	$26	$—	$332	$25
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily convertible preferred securities in the partnership’s audience measurement operation and secured debentures.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table presents the change in the balance of financial assets classified as Level 3 for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Balance at beginning of period	$993	$828
Fair value change recorded in net income	8	14
Fair value change recorded in other comprehensive income	216	18
Additions	29	177
Dispositions	(332)	(48)
Foreign currency translation and other	21	4
Balance at end of period	$935	$993

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table presents the change in the balance of financial liabilities classified as Level 3 for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Balance at beginning of period	$25	$284
Fair value change recorded in net income	—	(151)
Fair value change recorded in other comprehensive income	—	(1)
Additions	—	12
Dispositions/settlements	—	(117)
Foreign currency translation and other	1	(2)
Balance at end of period	$26	$25